Investment in Associates and Joint Ventures - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Billions		12 Months Ended
	Sep. 18, 2017 CAD ($) shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2019 USD ($) $ / shares	Oct. 31, 2018 USD ($) $ / shares	Sep. 18, 2017 $ / shares shares
Other income (loss) [member] | Low Income Housing Tax Credit [member]
Disclosure of investments in associates and joint ventures [line items]
Impairment loss | $			$ 89
TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage		43.19%	41.61%
Fair value of outstanding shares		$ 12,000	$ 16,000	$ 9	$ 12
Closing price of shares | $ / shares				$ 38.38	$ 51.72
Stock repurchased | shares		21,500,000	5,500,000
Ownership percentage threshold after stock repurchases that requires the bank to use reasonable effort to sell or dispose excess stock		45.00%
Maximum ownership percentage of the bank that is allowed to result after stock repurchases		47.00%
TD Ameritrade [member] | Scottrade financial services Inc [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares issued | shares						38,800,000
Shares purchased by bank | shares	11,100,000
Purchase price per share | $ / shares						$ 36.12
TD Ameritrade [member] | Other income [member] | Scottrade financial services Inc [member]
Disclosure of investments in associates and joint ventures [line items]
Dilution gain (loss) on share issuance related to investment in Associates | $	$ 204
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Investment in associates and joint venture | $		$ 3,200	$ 3,000